Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 223	$ 105
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1)	6
Net change of the effective portion of designated cash flow hedges	1	0
Total comprehensive income (loss)	$ 223	$ 111